Investment, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 HKD ($)
Investment, Net [Abstract]
Principal and bearing a fixed interest	$ 30	$ 30			$ 231
Marketable equity securities	5,694	$ 5,694		$ 6,029
Closing price per share (in Dollars per share) | $ / shares		$ 8.89		$ 9.32
Unrealized investment loss (gain)	(276)		$ 255
Interest income	$ 541		$ 68